BETTER 10K - INCOME TAXES - Components of Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax Expense (Benefit):
Federal			$ (658)	$ (6,145)
Foreign			1,815	2,888
State and local			(130)	1,118
Total Current Income Tax Expense (Benefit)			1,027	(2,139)
Deferred Income Tax Expense (Benefit):
Federal			(140,025)	(43,545)
Foreign			(7,287)	(2,556)
State and local			(32,345)	(15,613)
Valuation Allowance			179,730	61,470
Total Deferred Income Tax Expense (Benefit)			73	(244)
Income Tax Expense (Benefit)	$ 1,880	$ 1,502	$ 1,100	$ (2,383)